Certain Balance Sheet Items - Other long term assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit for mining equipment	$ 72,299	$ 102,238
Prepaid digital hosting services	20,050	0
Prepaid insurance and services	150	251
Other	68	59
Other Assets	$ 92,567	$ 102,548